Operating segments - Summary of gross sales revenue within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [Line Items]
Consolidated sales revenue	$ 40,522	$ 40,030	$ 33,781
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	42,850	41,872	35,329
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	18,485	18,251	14,605
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	12,191	11,005	9,458
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	6,468	4,842	4,524
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	5,697	7,764	6,734
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	9	10	8
Inter-segment transactions [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	(15)	(15)	(11)
Product group [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	42,835	41,857	35,318
Items excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue		10	18
Gross sales revenue [Member]
Disclosure of operating segments [Line Items]
Consolidated sales revenue	42,835	41,867	35,336
Share of equity accounted units and adjustments [Member]
Disclosure of operating segments [Line Items]
Sales revenue	$ (2,313)	$ (1,837)	$ (1,555)